Accounts receivable, net (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk, Customer	Concentration of credit risk with respect to accounts receivable is limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables.
Concentration Risk, Percentage	14.50%
Hyundai Merchant Marine Co. Ltd. [Member]
Concentration Risk, Percentage		23.40%	25.90%
Swissmarine [Member]
Concentration Risk, Percentage		19.50%	12.30%
Cargill [Member]
Concentration Risk, Percentage		11.40%	10.90%